Discontinued Operations (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 GBP (£)
Discontinued Operations [Abstract]
Consideration amount	$ 1,294	£ 1,000	$ 1,255	£ 1,000